18. SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

The Company evaluated subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements were issued. Subsequent to March 31, 2020, there were the following material transactions that require disclosure:

The Company closed additional rounds of a debt offering and received gross proceeds of $1,979,500 in exchange for issuing Subordinated Convertible Notes and Warrants in a private placement to accredited investors, pursuant to a series of substantially identical Securities Purchase Agreements, Common Stock Warrants, and related documents. The Convertible Notes are initially convertible into 1,979,500 shares of Common Stock, subject to certain adjustments, and the Warrants are initially exercisable for 989,750 shares of Common Stock at an exercise price of $1.20 per share of Common Stock, also subject to certain adjustments. In connection with the debt offering, the placement agent for the Convertible Notes and the Warrants received a cash fee of $158,360 and warrants to purchase 237,540 shares of the Company’s common stock, all based on 8% of gross proceeds to the Company.

The Company issued 305,117 shares of common stock related to the automatic conversion of Convertible Notes and interest from a private placement to accredited investors in 2019. The Convertible Notes and interested were automatically converted to Common Stock at $1.00 per share on the one year anniversary starting on February 15, 2020.

On April 29, 2020, the Company increased the salary of Ronald P. Erickson and Phillip A. Bosua by $20,000 per year.

On April 30, 2020, the Company received $226,170 under the Paycheck Protection Program of the U.S. Small Business Administration’s 7(a) Loan Program pursuant to the Coronavirus, Aid, Relief and Economic Security Act (CARES Act), Pub. Law 116-136, 134 Stat. 281 (2020

The Company evaluated subsequent events, for the purpose of adjustment or disclosure, up through the date the financial statements were issued. Subsequent to September 30, 2019, there were the following material transactions that require disclosure:

Convertible Promissory Notes with Clayton A. Struve

As of September 30, 2019, the Company owes Clayton A. Struve $1,071,000 under convertible promissory or OID notes. On November 26, 2019, the Company signed Amendments to the convertible promissory or OID notes, extending the due dates to March 31, 2020.

Convertible Redeemable Promissory Notes with Ronald P. Erickson and J3E2A2Z

On March 16, 2018, the Company entered into a Note and Account Payable Conversion Agreement pursuant to which (a) all $664,233 currently owing under the J3E2A2Z Notes was converted to a Convertible Redeemable Promissory Note in the principal amount of $664,233, and (b) all $519,833 of the J3E2A2Z Account Payable was converted into a Convertible Redeemable Promissory Note in the principal amount of $519,833. On November 26, 2019, the Company signed Amendment 2 to the convertible promissory or OID notes, extending the due dates to March 31, 2020.

Convertible Notes Dated October 17, 2019

On October 17, 2019, the Company closed funding on Convertible Notes totaling principal amount of $385,000 which bear annual interest of 8%. Both the principal amount of and the interest are payable on a payment-in-kind basis in shares of Common Stock of the Company (the “Common Stock”). They are due and payable (in Common Stock) on the earlier of (a) mandatory and automatic conversion of the Convertible Notes into a financing that yields gross proceeds of at least $10,000,000 (a “Qualified Financing”) or (b) on the one-year anniversary of the Convertible Notes (the “Maturity Date”). Investors will be required to convert their Convertible Notes into Common Stock in any Qualified Financing at a conversion price per share equal to the lower of (i) $1.00 per share or (ii) a 25% discount to the price per share paid by investors in the Qualified Financing. If the Convertible Notes have not been paid or converted prior to the Maturity Date, the outstanding principal amount of the Convertible Notes will be automatically converted into shares of Common Stock at the lesser of (a) $1.00 per share or (b) any adjusted price resulting from the application of a “most favored nations” provision, which requires the issuance of additional shares of Common Stock to investors if we issue certain securities at less than the then-current conversion price.

The Warrants were granted on a 1:0.5 basis (one-half Warrant for each full share of Common Stock into which the Convertible Notes are convertible). The Warrants have a five-year term and an exercise price equal to 120% of the per share conversion price of the Qualified Financing or other mandatory conversion.

The Convertible Notes are initially convertible into 385,000 shares of Common Stock, subject to certain adjustments, and the Warrants are initially exercisable for 192,500 shares of Common Stock at an exercise price of $1.20 per share of Common Stock, also subject to certain adjustments.

In connection with the private placement, the placement agent for the Convertible Notes and the Warrants received a cash fee of $36,800 and warrants to purchase 55,200 shares of our common stock, all based on 8-10% of gross proceeds to the Company.

As part of the Purchase Agreement, we entered into a Registration Rights Agreement, which grants the investors “demand” and “piggyback” registration rights to register the shares of Common Stock issuable upon the conversion of the Convertible Notes and the exercise of the Warrants with the Securities and Exchange Commission for resale or other disposition. In addition, the Convertible Notes are subordinated to certain senior debt of the Company pursuant to a Subordination Agreement executed by the investors.

The Convertible Notes and Warrants were issued in transactions that were not registered under the Securities Act of 1933, as amended (the “Act”) in reliance upon applicable exemptions from registration under Section 4(a)(2) of the Act and/or Rule 506 of SEC Regulation D under the Act.

Stock Option Exercise and Cancellation

On November 9, 2019, a former employee exercised stock option grants on a cashless basis. The former employee received 73,191 shares of common stock for vested stock option grants totaling 93,750 shares. The stock option grant had an exercise price of $0.25 per share. The former employee forfeited stock option grants 206,250 at an exercise price of $0.25 per share and 150,000 at an exercise price of $1.28 per share.

Stock Option Cancellations

On October 4, 2019, Ronald P. Erickson and Philip A. Bosua, named executive officers, each voluntarily cancellated stock option grants totaling for 1,000,000 shares with an exercise price of $3.03 per share. The grants were related to performance and were not vested.

On October 4, 2019, an employee voluntarily cancellated a stock option grant totaling 80,000 shares with an exercise price of $4.20 per share.

Stock Option Issuances

On December 19, 2019, the Board of Directors approved the following stock option grants:

Stock option grants to two directors, 2 employees and two consultants totaling 315,000 shares with an exercise price of $1.12 per share. The stock option grants expire in five years. The stock option grants have various vesting terms and expire during the fourth quarter of 2024.

Stock option grant to Philip A. Bosua, a named executive officer, for 1,200,000 shares with an exercise price of $1.10 per share. The performance grant expires November 4, 2019 and vests upon FDA approval of the UBAND blood glucose monitor.

Stock option grant to Ronald P. Erickson, a named executive officer, for 1,200,000 shares with an exercise price of $1.10 per share. The performance grant expires November 4, 2019 and vests upon uplisting to NASDAQ or NYSE exchanges.